November 1, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brinker Capital Destinations Trust (“Trust”)
SEC File No. 811-23207

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.  This filing is made pursuant to Rule 485(a)(1) for the purpose of furnishing the Trust’s initial registration statement for filing under the 1933 Act and the 1940 Act.  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective March 1, 2017.

If you have any questions or comments concerning the Amendment, please contact me at (610) 407-8348.

Very truly yours,
/s/ Jason B. Moore
Jason B. Moore Trustee

cc:	Brian Ferko (via email) John O’Brien (via email)